Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net earnings, including noncontrolling interests	$ 209	$ 276	$ 240
Adjustments:
Depreciation and amortization	(67)	(80)	(75)
Annuity benefits	998	892	800
Realized (gains) losses on investing activities	105	13	9
Net (purchases) sales of trading securities	59	3	(2)
Deferred annuity and life policy acquisition costs	(263)	(225)	(229)
Amortization of insurance acquisition costs	215	133	152
Change in:
Recoverables from reinsurers	14	16	12
Accrued investment income	(35)	(29)	(20)
Funds held as collateral	286	(9)	(169)
Other assets	(71)	(25)	(57)
Life, accident and health reserves	(23)	(33)	(14)
Liability for funds held as collateral	(286)	9	169
Other liabilities	11	(106)	(83)
Other operating activities, net	(84)	(39)	(34)
Net cash provided by operating activities	1,068	796	699
Investing Activities:
Purchases of fixed maturities	(7,898)	(7,062)	(6,186)
Purchases of equity securities	(326)	(128)	(72)
Purchases of mortgage loans	(142)	(130)	(213)
Purchases of equity options — fixed indexed annuities	(567)	(432)	(358)
Purchases of other investments	(296)	(409)	(320)
Purchases of real estate, property and equipment	(15)	(10)	(16)
Proceeds from maturities and redemptions of fixed maturities	3,551	4,247	3,259
Proceeds from repayments of mortgage loans	155	156	203
Proceeds from sales of fixed maturities	447	315	528
Proceeds from sales of equity securities	121	82	96
Proceeds from exercise of equity options — fixed indexed annuities	786	717	248
Proceeds from sales of other investments	122	186	171
Proceeds from sales of real estate, property and equipment	0	27	14
Other investing activities, net	10	8	(41)
Net cash used in investing activities	(4,052)	(2,433)	(2,687)
Financing Activities:
Annuity receipts	5,407	4,341	4,435
Annuity surrenders, benefits and withdrawals	(2,916)	(2,341)	(2,275)
Net transfers from variable annuity assets	47	54	42
Advances from Federal Home Loan Bank	225	0	150
Repayments to Federal Home Loan Bank	0	(64)	0
Capital contributions from parent	0	0	15
Cash dividends paid	(60)	(225)	(140)
Other financing activities, net	(1)	(16)	(2)
Net cash provided by (used in) financing activities	2,702	1,749	2,225
Net Change in Cash and Cash Equivalents	(282)	112	237
Cash and cash equivalents at beginning of period	611	499	262
Cash and cash equivalents at end of period	$ 329	$ 611	$ 499